Schedule of guarantees of the debtor balance on loans and financings (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Borrowings	R$ 11,364	R$ 15,020	R$ 14,777	R$ 14,772
Promissory Notes And Sureties [member]
IfrsStatementLineItems [Line Items]
Borrowings	7,177
Guarantee And Receivables [Member]
IfrsStatementLineItems [Line Items]
Borrowings	3,094
Receivables [member]
IfrsStatementLineItems [Line Items]
Borrowings	36
Shares [member]
IfrsStatementLineItems [Line Items]
Borrowings	52
Unsecured [member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ 1,005